Financial Guarantees and Residual Value Guarantees - Activity on Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance	$ 0.0	$ 152.1	$ 156.8
Additions	9.1
Interest Additions		0.6	1.5
Disposals	(5.0)	(15.7)	(17.2)
Market value	(9.7)	4.2	16.5
Guarantee amortization	(9.5)	(0.9)	(5.5)
Liabilities held for sale	140.3	(140.3)
Ending balance	125.2	0.0	152.1
Financial guarantee [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance		11.6	17.1
Additions	3.2
Guarantee amortization	(9.5)	(0.9)	(5.5)
Liabilities held for sale	10.7	(10.7)
Ending balance	4.4		11.6
Financial guarantee of residual value [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance		125.4	108.9
Reclassifications	(33.7)
Market value	(9.7)	4.2	16.5
Liabilities held for sale	129.6	(129.6)
Ending balance	86.2		125.4
Accounts payable [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Beginning balance		15.1	30.8
Interest Additions		0.6	1.5
Disposals		$ (15.7)	(17.2)
Reclassifications	33.7
Ending balance	33.7		$ 15.1
Additional provision [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Additions	5.9
Disposals	(5.0)
Ending balance	$ 0.9